Income taxes (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2014	January 31, 2013
Deferred Tax Assets	$10,243,000	$9,513,000
Less Valuation Allowance	(10,243,000)	(9,513,000)
	$-	$-